Income Taxes (Details)	3 Months Ended		6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Effective tax rate	0.80%	91.00%	(155.20%)	82.30%
Domestic statutory tax rate	41.00%	41.00%	41.00%	41.00%
Effective corporate tax rates for three fiscal years			38.00%
Effective corporate tax rates for future years			36.00%
Reconstruction Funding Bill [Member]
Corporation tax rate			10.00%
Reduction of corporate income tax rate			4.50%
Corporate tax rate beginning date			Apr. 01, 2012
Corporate tax rate ending date			Mar. 31, 2015
Deferred Tax Assets And Liabilities [Member]
Effective corporate tax rates for three fiscal years			38.00%
Effective corporate tax rates for future years			36.00%